Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 20,338	$ 19,153	$ 22,594	$ 22,594
Debt securities	212,149	203,842	224,139
Public equities (FVTPL mandatory)	25,531	23,519	28,067
Mortgages	52,421	51,765	53,948
Private placements	45,606	42,010	47,289
Loans to Bank clients	2,436	2,781	2,506
Real estate	13,049	14,269	14,269
Other invested assets	45,680	42,803	35,291
Total invested assets	417,210	400,142	$ 428,103
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1
Debt securities	2,372	2,209
Public equities (FVTPL mandatory)	25,531	23,519
Mortgages	1,055	1,138
Private placements	654	516
Total invested assets	62,038	56,996
FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,993	12,859
Debt securities	127,190	126,371
Mortgages	28,473	28,621
Private placements	44,952	41,494
Total invested assets	293,555	280,946
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,344	6,294
Mortgages	22,893	22,006
Loans to Bank clients	2,436	2,781
Total invested assets	61,617	62,200
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	20,338	19,153
Public equities (FVTPL mandatory)	25,531	23,519
Mortgages	52,310	51,372
Private placements	45,606	42,010
Loans to Bank clients	2,411	2,760
Total invested assets	417,704	400,238
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,988	21,266
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,219	987
Canadian government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,769	20,279
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,988	21,266
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	28,478	24,736
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,303	1,378
U.S. government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,287	22,446
U.S. government and agency [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	888	912
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	28,251	24,494
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,666	26,473
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	90	159
Other government and agency [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,576	26,314
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	30,666	26,473
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	130,046	129,079
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,372	2,209
Corporate [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	127,190	126,371
Corporate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	484	499
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	129,899	128,910
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,971	2,288
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16	22
Mortgage/asset-backed securities [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,955	2,266
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,971	2,288
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,591	2,852
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,591	2,852
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,716	3,008
Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,458	11,417
Investment property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,458	11,417
Investment property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,458	11,417
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	41,434	38,460
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	29,671	26,938
Alternative long-duration assets [Member] | FVOCI [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	360	296
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	11,403	11,226
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	42,313	39,225
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,246	4,343
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	126	130
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,120	4,213
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 4,246	$ 4,343